Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Disclosure Of Commitments And Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

Commitments

Share Purchase Agreement relating to PET Labs

On October 31, 2023, the Company entered into a Share Purchase Agreement with Nucleonics Imaging Proprietary Limited, a company incorporated in the Republic of South Africa (the “Seller”), relating to the purchase and sale of ordinary shares in the issued share capital of PET Labs. PET Labs is a South African radiopharmaceutical operations company, dedicated to nuclear medicine and the science of radiopharmaceutical production.

Under the Purchase Agreement, the Company has agreed to purchase from the Seller 51 ordinary shares in the issued share capital of PET Labs (the “Initial Sale Shares”) (representing 51% of the issued share capital of PET Labs) and has an option to purchase from the Seller the remaining 49 ordinary shares in the issued share capital of PET Labs (the “Option Shares”) (representing the remaining 49% of the issued share capital of PET Labs). The Company agreed to pay to the Seller an aggregate of $2.0 million for the Initial Sale Shares, of which aggregate amount of $0.5 million was payable on the completion of the sale of the Initial Sale Shares and $1.5 million was payable on demand after one calendar year from the agreement date. In January 2024, the Company agreed to pay $0.3 million to the Seller. The Company paid an additional $0.7 million and $0.5 million in January 2025 and December 2025, respectively, The Initial Sale Shares have been paid in full as of December 31, 2025 . If the Company exercises its option to purchase the Option Shares (which option is exercisable from the agreement date until January 31, 2027, provided that the Initial Sale Shares have been paid for in full), the Company has agreed to pay $2.2 million for the Option Shares.

PET Labs Global

In August 2024, PET Labs Global entered into a three-year service agreement with Cayman Enterprise City and is licensed to operate from within the Cayman Islands’ Special Economic Zone (“SEZ”). The service fee includes among other things the right to use certain office space and associated facilities within the SEZ. The Company has applied the guidance in ASC 842 and determined that this agreement is not a leasing arrangement. Management has determined that based on the nature of the combined services the expense should be recognized as incurred.

Renergen Firm Intention Letter and Loan Agreement

On March 31, 2025, the Company entered into an Exclusivity Agreement with Renergen Limited (“Renergen”) an entity in South Africa listed on the Johannesburg Stock Exchange (“JSE”) and the Australian Stock Exchange. On May 18, 2025, the Exclusivity Agreement was amended. Per the terms of the amended Exclusivity Agreement, the Company received the rights to negotiate the terms of the acquisition of Renergen during an exclusive negotiation period that ended on May 31, 2025. In April 2025, the Company paid an exclusivity fee of $10.0 million to Renergen.

As contemplated in the Exclusivity Agreement signed on March 31, 2025 and amended on May 18, 2025, the Company entered into a Firm Intention Letter with Renergen on May 19, 2025. The Firm Intention Letter sets the acquisition terms for the Company to purchase 100% of the outstanding shares of Renergen in exchange for shares of the Company. The completion of the acquisition was subject to several closing conditions including Renergen shareholder approval, which was obtained on July 10, 2025. The acquisition was consummated on January 6, 2026, and as a result, Renergen became a direct, wholly owned subsidiary of us, and the Renergen Ordinary Shares were delisted from the JSE, the Australian Securities Exchange and the A2X (Note 21).

In addition, the Company entered into a loan agreement with Renergen ("Renergen Loan") in which a total of $30.0 million will be provided by the Company in periodic payments for the purpose of funding Renergen’s operations. In conjunction with the Renergen Loan, the full amount of the previously paid exclusivity fee of $10.0 million was applied to the Renergen Loan. The remaining $20.0 million available under the Renergen Loan was paid by the Company to Renergen in June 2025. The Renergen Loan matured and repayment was due on September 30, 2025 and bears interest at the South African Prime Rate which is currently 10.50%. The Renergen Loan was amended to extend the repayment date to January 20, 2026 and amended again to establish the repayment date as sixty days after written demand by the Company. Interest income accrued under the Renergen Loan was $2.0 million for the year ended December 31, 2025.

Contingencies

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues liabilities for such matters when future expenditures are probable and such expenditures can be reasonably estimated.

On December 4, 2024, a purported stockholder of the Company filed a putative securities class action on behalf of purchasers of the Company’s securities between October 30, 2024 through November 26, 2024 against ASP Isotopes Inc. and certain of its executive officers in the United States District Court for the Southern District of New York (Corredor v. ASP Isotopes Inc., et al., Case No. 1:24-cv-09253 (S.D.N.Y)) (the “Securities Class Action”). The Securities Class Action alleges that the Company, its chief executive officer and chief financial officer (“Defendants”) made materially misleading or false statements or omissions regarding the Company’s business and asserts purported claims under §§ 10(b) and 20(a) of the Securities Exchange Act of 1934 and SEC Rule 10b-5 promulgated thereunder. The complaint seeks unspecified compensatory damages, attorney’s fees and costs. On May 2, 2025, the Court appointed Mark Leone (“Leone”) as lead plaintiff and directed the Clerk of court to amend the caption to substitute Leone for Alexander Corredor as plaintiff. On May 2, 2025, the Court also appointed lead counsel and set deadlines for filing an amended consolidated class action complaint and briefing schedules for a motion to dismiss, if any, and class certification. On May 27, 2025, Leone and two additional named plaintiffs (“Plaintiffs”) filed the amended class action complaint (“Amended Complaint”), that asserts the same causes of action and seeks the same relief as the initial complaint and is based upon substantially similar factual allegations as the initial complaint. On June 27, 2025, Defendants filed a motion to dismiss the Amended Complaint. Also on June 27, 2025, Plaintiffs filed a motion for class certification. On December 4, 2025, the Court denied in part Defendants’ motion to dismiss and granted Plaintiffs’ motion for class certification. On April 3, 2026, following a mediation in which the parties reached an agreement-in-principle to resolve all claims in the Securities Class Action, subject to the Court’s approval, the parties filed a Joint Stipulation agreeing to stay the Securities Class Action (the “Stipulation”). The Stipulation requires the parties to file a stipulation of settlement and for the Plaintiffs to file a motion for preliminary approval of the stipulation of settlement within 60 days of the Court’s approval of the Stipulation. . On April 6, 2026, the Court approved the Stipulation. The Company cannot be certain of the outcome and, if decided adversely to us, our business and financial condition may be adversely affected.

On January 30, 2026, a purported stockholder of the Company filed a derivative action against certain members of the Company’s board of directors in the United States District Court for the Northern District of Texas asserting claims for, among others, breach of fiduciary duty, violation of § 14(a) of the Securities Exchange Act of 1934 and a claim for contribution pursuant to § 21D thereof (Jenis v. Mann, et al., Case No. 3:26-cv-251 (N.D. Tex.)) (the “Jenis Action”). The Company is named as a Nominal Defendant. On March 2, 2026, a different purported stockholder of the Company filed a derivative action against certain members of the Company’s board of directors in the United States District Court for the Southern District of New York asserting claims for, among others, breach of fiduciary duty, violations of §§ 14(a) and 20(a) of the Securities Exchange Act of 1934, and a claim for contribution pursuant to § 21D thereof (Stewart v. Mann, et al., Case No. 1:26-cv-1712 (S.D.N.Y.)) (the “Stewart Action”) (together with the Jenis Action, the “Derivative Actions”)). The Company is named as a Nominal Defendant. The Derivative Actions arise out of similar allegations as those made in the Securities Class Action. The plaintiffs in the Derivative Actions seek unspecified damages, disgorgement of compensation, corporate governance reforms, fees, interests, and costs. The defendants have not yet responded to the complaints in the Derivative Actions. The Company cannot be certain of the outcome of the Derivative Actions and, if decided adversely to us, our business and financial condition may be adversely affected.

In addition to the matters described above, from time to time, the Company may become subject to arbitration, litigation or claims arising in the ordinary course of business. The results of any current or future claims or proceedings cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on us because of defense and litigation costs, diversion of management resources, reputational harm and other factors.